Parent - only financial statements - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues	¥ 983,168,898	$ 141,166,599	¥ 39,440,897	¥ 2,126,676
Operating expenses:
Selling and marketing expenses	24,431,649	3,507,976	5,119,072	108,567
General and administrative expenses	53,197,248	7,638,235	24,121,823	3,187,033
Total operating expenses	209,480,499	30,077,894	174,696,076	37,772,084
Income (loss) from operations	20,684,220	2,969,907	(178,785,887)	(36,915,952)
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Comprehensive income (loss):
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Other comprehensive income (loss)
Foreign currency translation adjustment	4,566,656	655,695	(2,467,327)	0
Total comprehensive income (loss)	35,685,542	5,123,846	(177,411,811)	(37,704,077)
Parent Company
Net revenues	0	0	0	0
Operating expenses:
Selling and marketing expenses	0	0	980	0
General and administrative expenses	5,822,906	836,072	306,775	0
Total operating expenses	5,822,906	836,072	307,755	0
Income (loss) from operations	(5,822,906)	(836,072)	(307,755)	0
Finance income	66,144	9,497	0	0
Investment income	53,809	7,726	0	0
Income (loss) from investment in subsidiaries	36,821,839	5,287,000	(174,636,729)	(37,704,077)
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Comprehensive income (loss):
Net income (loss)	31,118,886	4,468,151	(174,944,484)	(37,704,077)
Other comprehensive income (loss)
Foreign currency translation adjustment	4,566,656	655,695	(2,467,327)
Total comprehensive income (loss)	¥ 35,685,542	$ 5,123,846	¥ (177,411,811)	¥ (37,704,077)